Segment - Schedule of Financial Information, Including Significant Segment Expenses (Details) - Segment [Member] - USD ($)		6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Information, Including Significant Segment Expenses [Line Items]
Selling and marketing		$ 2,454	$ 7,329
Depreciation		40,839	51,756
Total operating expenses		5,340,462	1,977,835
Operating loss		(5,340,462)	(1,977,835)
Other income, net		22,475	124,222
Income tax expense
Segment and consolidated net loss		(5,317,987)	(1,853,613)
General and administrative [Member]
Schedule of Financial Information, Including Significant Segment Expenses [Line Items]
Salaries and related benefit		405,485	468,429
Professional fees		2,390,134	94,245
Rental expenses		190,927	274,908
Other expenses	[1]	259,985	355,087
General and administrative		3,246,531	1,192,669
Research and development [Member]
Schedule of Financial Information, Including Significant Segment Expenses [Line Items]
Salaries and related benefit		266,452	266,211
Supplies and materials		37,333	35,990
Other expenses	[1]	109,822	122,495
Research and development		413,607	424,696
Share-based compensation [Member]
Schedule of Financial Information, Including Significant Segment Expenses [Line Items]
Research and development		2,423	82,685
General and administrative		1,634,608	218,700
Share-based compensation		$ 1,637,031	$ 301,385

[1]	Other expenses include travelling, transportation, entertainment and other sundries expenses.